Inventories and Supplies - Summary of Cost of Inventories and Supplies Recognized as Expense (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Cost of sales	₱ 9,904	₱ 11,912	₱ 11,287
Repairs and maintenance	407	734	986
Provisions	196	89	408
Selling and promotions			4
Inventories and supplies recognized as expense	₱ 10,507	₱ 12,735	₱ 12,685